Business Combinations (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Identifiable Net Assets Acquired, Including Adjustments to Provisional Fair Values

The identifiable net assets acquired, including adjustments to provisional fair values, were as follows:

	2017 €m	2016 €m	2015 €m
ASSETS
Non-current assets
Property, plant and equipment	1,536	19	5,413
Intangible assets	56	14	298
Equity accounted investments	-	-	24
Other financial assets	-	-	5
Total non-current assets	1,592	33	5,740

Current assets
Inventories	114	9	621
Trade and other receivables (i)	129	28	1,533
Cash and cash equivalents	174	4	494
Total current assets	417	41	2,648

LIABILITIES
Trade and other payables	(149)	(14)	(1,549)
Provisions for liabilities	(49)	18	(581)
Retirement benefit obligations	(52)	(1)	(87)
Interest-bearing loans and borrowings and finance leases	(12)	(3)	(175)
Current income tax liabilities	(22)	4	(149)
Deferred income tax liabilities	(132)	35	(627)
Total liabilities	(416)	39	(3,168)

Total identifiable net assets at fair value	1,593	113	5,220
Goodwill arising on acquisition (ii)	487	71	3,187
Joint ventures becoming subsidiaries	-	-	(25)
Non-controlling interests*	(20)	(9)	(489)
Total consideration	2,060	175	7,893

Consideration satisfied by:
Cash payments	2,015	153	7,790
Deferred consideration (stated at net present cost)	45	21	97
Contingent consideration	-	1	-
Profit on step acquisition	-	-	6
Total consideration	2,060	175	7,893

NET CASH OUTFLOW ARISING ON ACQUISITION
Cash consideration	2,015	153	7,790
Less: cash and cash equivalents acquired	(174)	(4)	(494)
Total outflow in the Consolidated Statement of Cash Flows	1,841	149	7,296

(i)	The gross contractual value of trade and other receivables as at the respective dates of acquisition amounted to €132 million (2016: €30 million; 2015: €1,588 million). The fair value of these receivables is €129 million (all of which is expected to be recoverable) (2016: €28 million; 2015: €1,533 million).

(ii)	The principal factor contributing to the recognition of goodwill on acquisitions entered into by the Group is the realisation of cost savings and other synergies with existing entities in the Group which do not qualify for separate recognition as intangible assets. Due to the asset-intensive nature of operations in the Europe Heavyside and Americas Materials business segments, no significant identifiable intangible assets are recognised on business combinations in these segments. €260 million of the goodwill recognised in respect of acquisitions completed in 2017 is expected to be deductible for tax purposes (2016: €15 million; 2015: €254 million).

Summary of Number of Acquisitions Completed and Details of Goodwill and Consideration

The following table analyses the 31 acquisitions completed in 2017 (2016: 21 acquisitions; 2015: 19 acquisitions) by reportable segment and provides details of the goodwill and consideration figures arising in each of those segments:

	Number of acquisitions			Goodwill			Consideration
Reportable segments	2017	2016	2015	2017	2016	2015	2017	2016	2015
				€m	€m	€m	€m	€m	€m
Europe Heavyside	8	5	-	155	2	-	698	15	-
Europe Lightside	-	2	3	-	7	6	-	22	17
Europe Distribution	2	1	1	17	-	-	30	-	1
Europe	10	8	4	172	9	6	728	37	18

Americas Materials	13	8	10	239	10	32	1,171	97	80
Americas Products	8	5	3	76	7	9	162	33	65
Americas	21	13	13	315	17	41	1,333	130	145

Unallocated Goodwill
LH Assets	-	-	1	-	-	2,307	-	-	6,561
CRL	-	-	1	-	-	833	-	-	1,169
Total Group	31	21	19	487	26	3,187	2,061	167	7,893
Adjustments to provisional fair values of prior year acquisitions				-	45	-	(1)	8	-
Total

Summary of Post Acquisition Impact

The post-acquisition impact of acquisitions completed during the year on the Group’s profit for the financial year was as follows:

	2017 €m	2016 €m	2015 €m
Revenue	532	101	2,679
(Loss)/profit before tax for the financial year	(2)	1	(7)

Summary of Revenue and Profit Determined as Though Acquisitions Effected During the Year had been at the Beginning of the Year

The revenue and profit of the Group for the financial year determined in accordance with IFRS as though the acquisitions effected during the year had been at the beginning of the year would have been as follows:

	2017 acquisitions €m	CRH Group excluding 2017 acquisitions €m	CRH Group including 2017 acquisitions €m
Revenue	1,188	24,688	25,876
Profit before tax for the financial year